Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension and Other Post-Retirement Benefits	Pension and Other Post‑Retirement Benefits
Retirement Benefits
The Company may be required to sponsor pension benefit plans, for certain international markets, which are unfunded and are not material for the Company. The net periodic pension expense is actuarially determined on an annual basis by independent actuaries using the projected unit credit method. The determination of benefit expense requires assumptions such as the discount rate, which is used to measure service cost, benefit plan obligations and the interest expense on the plan obligations. Other significant assumptions include expected mortality, the expected rate of increase with respect to future compensation and pension. Because the determination of the cost and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results which are estimated based on assumptions.
The liability recognized in the Consolidated Balance Sheets is the present value of the defined benefit obligation at the end of the reporting period. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related pension liability. The defined benefit obligation is included in Other non-current liabilities in the Consolidated Balance Sheets. All actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized immediately in Accumulated deficit and included in the Consolidated Statements of Comprehensive Income (Loss).
Employer contributions to defined contribution plans are expensed as incurred, which is as the related employee service is rendered.
Defined contribution plans
Employees participate in various defined contribution savings plans that provide for Company-matching contributions. Costs for future employee benefits are accrued over the periods in which employees earn the benefits. Total expense related to defined contribution plans was $18,083, $13,262 and $12,143 for the years ended December 31, 2021, 2020 and 2019, respectively, which approximates the cash outlays related to the plans.
Defined benefit plans
A limited number of employees participate in noncontributory defined benefit pension plans that are maintained in certain international markets. The plans are managed and funded to provide pension benefits to covered employees in accordance with local regulations and practices. The Company’s obligations related to the defined benefit pension plans is in Accrued expenses and other current liabilities and Other non-current liabilities.
The following table presents the changes in projected benefit obligations, the plan assets, and the funded status of the defined benefit pension plans:

	December 31,
	2021	2020
Obligation and funded status:
Change in benefit obligation
Projected benefit obligation at beginning of year	$21,615	$16,563
Service costs	1,441	1,136
Interest cost	323	292
Plan participant contributions	134	124
Actuarial (gains) losses	(503)	695
Acquisition/Business Combination/Divestiture	918	2,393
Benefit payments	(872)	(357)
Expenses paid from assets	(43)	(40)
Settlements	(257)	—
Curtailment	—	(510)
Effect of foreign currency translation	(1,283)	1,319
Projected benefit obligation at end of year	$21,473	$21,615
Change in plan assets
Fair value of plan assets at beginning of year	$6,665	$5,487
Actual return on plan assets	262	213
Settlements	(257)	—
Plan participant contributions	134	124
Acquisition/Business Combination/Divestiture	—	99
Employer contributions	1,366	583
Benefit payments	(872)	(357)
Expenses paid from assets	(43)	(40)
Effect of foreign currency translation	(538)	556
Fair value of plan assets at end of year	6,717	6,665
Unfunded status	$(14,756)	$(14,950)
The following table summarizes the amounts recognized in the Consolidated Balance Sheets related to the defined benefit pension plans:

	December 31,
	2021	2020
Current liabilities	$(1,068)	$(902)
Non-current liabilities	$(13,688)	$(14,048)
AOCI	$748	$1,195
The following table provides information for those pension plans with an accumulated benefit obligation in excess of plan assets and projected benefit obligations in excess of plan assets:

	December 31,
	2021	2020
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$18,637	$18,991
Fair value of plan assets	$6,717	$6,665
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	$21,473	$21,615
Fair value of plan assets	$6,717	$6,665
The components of net periodic benefit cost changes in plan assets and benefit obligations recognized as follows:

	Year Ended December 31,
	2021	2020	2019
Service cost	$1,441	$1,136	$870
Interest cost	323	292	311
Expected return on plan assets	(199)	(178)	(157)
Amortization of actuarial gains	(19)	(46)	(76)
Settlement/(Curtailment)	(91)	(499)	7
Net periodic benefit cost	$1,455	$705	$955
The following table presents the weighted-average assumptions used to determine the net periodic benefit cost as of:

	December 31,
	2021	2020
Discount rate	1.66%	1.60%
Expected return on plan assets	3.04%	3.00%
Rate of compensation increase	5.18%	3.78%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.80%	1.80%
The following table presents the weighted-average assumptions used to determine the benefit obligations as of:

	December 31,
	2021	2020
Discount rate	2.38%	1.66%
Rate of compensation increase	5.79%	5.18%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.90%	1.80%

The Company determines the assumptions used to measure plan liabilities as of the December 31 measurement date.

The discount rate represents the interest rate used to determine the present value of the future cash flows currently expected to be required to settle the Company’s defined benefit pension plan obligations. The discount rates are derived using weighted average yield curves on corporate bonds. The cash flows from the Company’s expected benefit obligation payments are then matched to the yield curve to derive the discount rates. At December 31, 2021, the discount rates ranged from 0.55% to 5.90% for the Company’s pension plan and postretirement benefit plan. At December 31, 2020, the discount rates ranged from 0.35% to 5.20% for the Company’s pension plan and postretirement benefit plan.
Plan Assets
The general investment objective for our plan assets is to obtain a rate of investment return consistent with the level of risk being taken and to earn performance rates of return as required by local regulations for our defined benefit plans. For such plans, the strategy is to invest primarily 100% in insurance contracts. Plan assets held in insurance contracts do not have target asset allocation ranges. The expected long-term return on plan assets is estimated based off of historical and expected returns. As of December 31, 2021, the expected weighted-average long-term rate of return on plan assets was 3%.
The fair value of our plan assets and the respective level in the far value hierarchy by asset category is as follows:

	December 31, 2021				December 31, 2020
Fair value measurement of pension plan assets:	Level 1	Level 2	Level 3	Total Assets	Level 1	Level 2	Level 3	Total Assets
Insurance contract	$—	—	6,717	$6,717	$—	—	6,665	$6,665

The fair value of the insurance contracts is an estimate of the amount that would be received in an orderly sale to a market participant at the measurement date. The amount the plan would receive from the contract holder if the contracts were terminated is the primary input and is unobservable. The insurance contracts are therefore classified as Level 3 investments.

The following table provides the estimated pension benefit payments that are payable from the plans to participants as of December 31, 2021 for the following years:

2022	$1,216
2023	1,310
2024	1,461
2025	1,633
2026	1,643
2027 to 2031	7,748
Total	$15,011
Based on the current status of our defined benefit obligations, we expect to make payments in the amount of $1,130 to fund these plans in 2022. However, this estimate may change based on future regulatory changes.